Quarterly portfolio holdings
John Hancock
CQS Asset Backed Securities Fund
Closed-end alternative
July 31, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Consolidated Fund’s investments

As of 7-31-26 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Collateralized mortgage obligations 37.4%					$43,882,694
(Cost $44,478,299)
Commercial and residential 4.0%					4,710,328
Castell PLC
Series 2025-1, Class E (SONIA + 3.500%) (A)(B)	7.232	01-27-62	GBP	433,997	592,346
Series 2025-1, Class F (SONIA + 4.620%) (A)(B)	8.352	01-27-62	GBP	677,995	924,162
Series 2025-1, Class G (SONIA + 6.320%) (B)	10.052	01-27-62	GBP	645,995	881,310
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class E (C)(D)(E)	3.208	07-10-47		1,500,000	945,015
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-CR19, Class E (C)(E)	3.929	08-10-47		331,317	325,515
Frontier Mortgage Funding PLC
Series 2026-1, Class F (SONIA + 3.000%) (B)	6.733	12-20-66	GBP	250,000	336,601
Series 2026-1, Class G (SONIA + 3.000%) (B)	6.733	12-20-66	GBP	250,000	325,609
JPMDB Commercial Mortgage Securities Trust
Series 2015-WPG, Class C (C)(E)	3.516	06-05-35		500,000	379,770
U.S. Government Agency 33.4%					39,172,366
FARM Mortgage Trust
Series 2025-1, Class B (C)(E)	5.640	08-01-55		3,052,175	2,644,046
Series 2025-2, Class B (C)(E)	5.709	09-25-55		3,113,009	2,689,697
Federal Home Loan Mortgage Corp.
Series 2020-DNA6, Class B2 (30 day Average SOFR + 5.650%) (A)(B)(C)	9.266	12-25-50		2,750,000	3,156,372
Series 2020-HQA3, Class B2 (30 day Average SOFR + 10.114%) (A)(B)(C)	13.731	07-25-50		1,220,000	1,580,993
Series 2020-HQA4, Class B2 (30 day Average SOFR + 9.514%) (A)(B)(C)	13.131	09-25-50		2,500,000	3,207,025
Series 2020-HQA5, Class B2 (30 day Average SOFR + 7.400%) (A)(B)(C)	11.016	11-25-50		2,743,000	3,326,178
Series 2021-DNA1, Class B2 (30 day Average SOFR + 4.750%) (A)(B)(C)	8.366	01-25-51		3,000,000	3,364,680
Series 2021-DNA2, Class B2 (30 day Average SOFR + 6.000%) (A)(B)(C)	9.616	08-25-33		2,750,000	3,440,085
Series 2021-DNA3, Class B2 (30 day Average SOFR + 6.250%) (A)(B)(C)	9.866	10-25-33		2,400,000	3,049,512
Series 2021-HQA1, Class B2 (30 day Average SOFR + 5.000%) (A)(B)(C)	8.616	08-25-33		3,000,000	3,573,006
Series 2021-HQA4, Class B2 (30 day Average SOFR + 7.000%) (A)(B)(C)	10.616	12-25-41		3,000,000	3,066,570
Federal National Mortgage Association
Series 2020-SBT1, Class 1B1 (30 day Average SOFR + 6.864%) (A)(B)(C)	10.481	02-25-40		3,000,000	3,089,190

Series 2023-R06, Class 1B2 (30 day Average SOFR + 5.900%) (A)(B)(C)	9.516	07-25-43		2,762,800	2,985,012
Asset-backed securities 83.5%					$97,956,973
(Cost $101,834,444)
Asset-backed securities 33.9%					39,761,192
APL Finance DAC
Series 2025-1A, Class D (C)	8.150	03-20-36		2,500,000	2,442,550
BBVA Consumo FTA
Series 2025-1, Class D (3 month EURIBOR + 3.150%) (B)	5.351	08-21-38	EUR	1,367,542	1,594,782
Bridgecrest Lending Auto Securitization Trust
Series 2025-3, Class D (A)	5.270	05-15-31		3,000,000	2,993,214
Series 2025-4, Class D	5.410	08-15-31		228,000	227,565
CPS Auto Receivables Trust
Series 2025-C, Class D (A)(C)	5.280	10-15-31		3,000,000	2,988,006
Series 2025-D, Class D (C)	5.450	02-17-32		453,000	452,922
Series 2026-C, Class E (A)(C)	7.650	02-15-34		2,500,000	2,506,338
Dowson PLC
Series 2026-1, Class E (SONIA + 2.500%) (B)	6.233	05-20-33	GBP	206,000	278,058
Series 2026-1, Class F (SONIA + 4.700%) (B)	8.433	05-20-33	GBP	319,000	430,104
Series 2026-1, Class X1 (SONIA + 3.750%) (B)	7.483	05-20-33	GBP	437,011	589,310
Exeter Automobile Receivables Trust
Series 2025-2A, Class D (A)	5.890	07-15-31		3,000,000	3,037,731
Series 2025-3A, Class D (A)	5.570	10-15-31		3,820,000	3,851,389
Exeter Select Automobile Receivables Trust
Series 2025-2, Class D	5.340	01-15-32		98,000	97,367
Fig Six Trust
Series 2026-PF1, Class E (A)(C)(E)	7.492	08-25-56		627,077	623,814
Series 2026-PF1, Class F (C)(E)	8.200	08-25-56		257,737	252,454
1	JOHN HANCOCK CQS ASSET BACKED SECURITIES FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Asset-backed securities (continued)
FIGRE Trust
Series 2025-HE1, Class G PO (C)	2.976	01-25-55		810,799	$87,707
Series 2025-HE1, Class XS IO (C)	4.008	01-25-55		22,922,400	2,201,873
Series 2025-HE3, Class F (A)(C)(E)	9.081	05-25-55		612,000	631,127
Series 2025-HE8, Class F (A)(C)(E)	8.328	11-25-55		1,500,000	1,514,499
Series 2026-EXP1, Class E (A)(C)(E)	7.585	06-25-56		850,000	840,310
Series 2026-EXP1, Class F (A)(C)(E)	8.567	06-25-56		414,000	409,426
Series 2026-HE1, Class F (C)(E)	7.896	01-25-56		171,500	169,277
Series 2026-HF7, Class E (30 day Average SOFR + 2.900%) (A)(B)(C)	6.516	07-25-56		590,000	589,997
Series 2026-HF7, Class F (30 day Average SOFR + 4.000%) (A)(B)(C)	7.616	07-25-56		740,000	739,995
Fondo de Titulizacion Santander Consumo 9
Series 9, Class E (3 month EURIBOR + 4.550%) (A)(B)	7.022	10-25-40	EUR	1,600,000	1,870,141
Fortuna Consumer Loan DAC
Series 2025-1, Class E (1 month EURIBOR + 3.150%) (A)(B)	5.362	04-18-35	EUR	1,083,778	1,254,209
GGAM Master Trust International, Ltd.
Series 2025-1A, Class Y (C)	9.702	09-30-60		1,340,491	1,351,141
Sabadell Consumo 4 FT
Series 4, Class D (1 month EURIBOR + 2.900%) (B)	5.098	01-28-39	EUR	1,300,000	1,502,132
Series 4, Class E (1 month EURIBOR + 4.500%) (B)	6.698	01-28-39	EUR	900,000	1,037,237
Santander Consumo 11 FT
Series 11, Class E (3 month EURIBOR + 3.550%) (B)	6.052	04-24-42	EUR	500,000	578,192
Santander Consumo 8 Fondo de Titulizacion
Series 8, Class E (3 month EURIBOR + 4.500%) (A)(B)	6.983	01-21-40	EUR	2,252,011	2,618,325
Collateralized loan obligations 49.6%					58,195,781
Anchorage Capital Europe CLO DAC
Series 8A, Class FR (3 month EURIBOR + 8.250%) (A)(B)(C)	10.722	10-25-38	EUR	1,000,000	1,097,140
Anchorage Capital Europe CLO I DAC
Series 1X, Class SUB (F)	—	04-15-39	EUR	2,500,000	972,950
Aqueduct European CLO XII DAC
Series 2025-12X, Class SUB (F)	—	07-25-38	EUR	1,000,000	735,336
Aqueduct European CLO XIII DAC
Series 2025-13X, Class Z2 (F)	—	01-25-35	EUR	239,843	82,198
Arbour CLO VI DAC
Series 6X, Class FR (3 month EURIBOR + 8.450%) (A)(B)	10.733	11-15-37	EUR	2,000,000	2,181,301
Ares European CLO XXV DAC
Series 25A, Class D (3 month EURIBOR + 2.750%) (B)(C)	5.222	10-15-39	EUR	3,600,000	4,151,339
Series 25A, Class E (3 month EURIBOR + 4.900%) (B)(C)	7.372	10-15-39	EUR	3,000,000	3,459,449
Aurium CLO IX DAC
Series 9X, Class F (3 month EURIBOR + 9.360%) (A)(B)	11.848	10-28-34	EUR	2,000,000	2,184,345
Barings Euro CLO DAC
Series 2015-1A, Class ERR (3 month EURIBOR + 6.860%) (A)(B)(C)	9.332	07-25-35	EUR	1,500,000	1,687,788
Series 2020-1X, Class FRR (3 month EURIBOR + 8.140%) (B)	10.623	10-21-38	EUR	1,163,595	1,171,884
BBAM European CLO X DAC
Series 10X, Class D (3 month EURIBOR + 2.750%) (B)(G)	5.222	07-15-39	EUR	2,000,000	2,306,300
Series 10X, Class E (3 month EURIBOR + 4.900%) (B)(G)	7.372	07-15-39	EUR	2,500,000	2,882,875
Blackrock European CLO XVII DAC
Series 17X, Class D (3 month EURIBOR + 2.750%) (B)(G)	5.222	10-15-39	EUR	2,000,000	2,306,300
Series 17X, Class E (3 month EURIBOR + 4.900%) (B)(G)	7.372	10-15-39	EUR	4,000,000	4,612,598
Carlyle Euro CLO DAC
Series 2015-2X, Class ER (3 month EURIBOR + 9.010%) (A)(B)	11.258	11-10-35	EUR	3,560,000	3,286,531
Series 2020-2X, Class D (3 month EURIBOR + 6.060%) (A)(B)	8.491	01-15-34	EUR	1,000,000	1,148,293
Series 2025-2X, Class D (3 month EURIBOR + 5.900%) (A)(B)	8.331	07-15-38	EUR	3,000,000	3,475,176
Contego CLO XI DAC
Series 11X, Class FR (3 month EURIBOR + 8.410%) (A)(B)	10.629	11-20-38	EUR	1,000,000	1,033,928
CVC Cordatus Loan Fund XXVI DAC
Series 26X, Class FR (3 month EURIBOR + 8.340%) (A)(B)	10.771	01-15-38	EUR	3,250,000	3,522,445
Dryden Euro CLO DAC
Series 2017-56X, Class SUB (F)	—	04-15-38	EUR	1,623,000	862,749
Series 2020-79X, Class ER (3 month EURIBOR + 6.470%) (A)(B)	8.955	01-18-35	EUR	1,500,000	1,642,785
Series 2022-111X, Class SUB (F)	—	07-21-38	EUR	1,000,000	657,789
Hayfin Funding DAC
Series 13X, Class F (3 month EURIBOR + 8.340%) (B)	10.771	01-15-37	EUR	600,000	681,533
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	JOHN HANCOCK CQS ASSET BACKED SECURITIES FUND | QUARTERLY REPORT	2

	Rate (%)	Maturity date		Par value^	Value
Collateralized loan obligations (continued)
Henley CLO III DAC
Series 3X, Class SUB (F)	—	12-25-35	EUR	2,500,000	$1,355,992
Invesco Euro CLO IV DAC
Series 4X, Class F (3 month EURIBOR + 7.430%) (B)	9.861	04-15-33	EUR	1,638,960	833,458
OCP Euro CLO DAC
Series 2023-8A, Class SUB (C)(F)	—	01-20-40	EUR	1,000,000	592,555
Series 2023-8X, Class SUB (F)	—	01-20-40	EUR	1,738,640	1,030,240
Penta CLO DAC
Series 2017-3A, Class FRR (3 month EURIBOR + 7.740%) (A)(B)(C)	10.230	10-17-38	EUR	2,000,000	2,240,835
Rockford Tower Europe DAC
Series 2024-1X, Class SUB (F)	—	07-15-38	EUR	1,020,000	755,685
St. Paul’s CLO II DAC
Series 2X, Class FR4 (3 month EURIBOR + 8.880%) (A)(B)	11.352	10-25-35	EUR	3,200,000	2,139,113
St. Paul’s CLO IV DAC
Series 4X, Class DRRR (3 month EURIBOR + 4.970%) (A)(B)	7.442	04-25-30	EUR	650,000	713,557
St. Paul’s CLO VIII DAC
Series 8X, Class F (3 month EURIBOR + 5.900%) (A)(B)	8.390	07-17-30	EUR	2,143,000	2,391,314

Profit participating notes 11.6%					$13,555,195
(Cost $13,606,305)
Financials 11.6%					13,555,195
TFD Series 2026-1, Class A (3 month EURIBOR + 6.750%) (B)	9.234	08-10-34	EUR	3,050,000	3,517,107
TFD Series 2026-2, Class A (3 month EURIBOR + 6.850%) (B)	9.334	09-14-35	EUR	3,050,000	3,517,107
TFD Series 2026-3, Class A (Overnight SOFR + 6.500%) (B)	10.160	04-22-36		3,050,000	3,050,000

Trafalgar Finance DAC (3 month EURIBOR + 7.950%) (B)(H)	10.434	04-30-47	EUR	3,010,000	3,470,981
Credit-linked notes 0.8%					$956,198
(Cost $966,345)
Consumer loans 0.8%					956,198
Huntington Bank Auto Credit-Linked Note
Series 2025-1, Class D (30 day Average SOFR + 3.500%) (B)(C)	7.121	03-21-33		966,345	956,198

	Contracts/Notional amount	Value
Purchased options 0.1%		$96,120
(Cost $286,639)
Puts 0.1%		96,120
Exchange-Traded Option on S&P 500 Index (Expiration Date: 9-18-26; Strike Price: $6,300.00; Notional Amount: 3,200) (I)	32	38,720
Exchange-Traded Option on S&P 500 Index (Expiration Date: 9-18-26; Strike Price: $6,400.00; Notional Amount: 4,100) (I)	41	57,400

	Yield (%)	Shares	Value
Short-term investments 20.1%			$23,647,749
(Cost $23,647,749)
Short-term funds 20.1%			23,647,749
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.6047(J)	23,647,749	23,647,749

Total investments (Cost $184,819,781) 153.5%	$180,094,929
Other assets and liabilities, net (53.5%)	(62,786,135)
Total net assets 100.0%	$117,308,794

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
GBP	Pound Sterling

Security Abbreviations and Legend
EURIBOR	Euro Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
3	JOHN HANCOCK CQS ASSET BACKED SECURITIES FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	All or a portion of this security is segregated as collateral for reverse repurchase agreements.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $72,809,406 or 62.1% of the fund’s net assets as of 7-31-26.
(D)	Non-income producing - Issuer is in default.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	Notes do not bear interest and represent the ownership of the residual interest in the issuing entity. Distributions are made only after all classes senior in priority have received all amounts due.
(G)	Security purchased or sold on a when-issued or delayed-delivery basis.
(H)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(I)	Non-income producing security.
(J)	The rate shown is the annualized seven-day yield as of 7-31-26.
The fund had the following country composition as a percentage of total investments on 7-31-26:
United States	53.6%
Ireland	35.0%
Spain	5.1%
France	3.9%
United Kingdom	2.4%
TOTAL	100.0%
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	JOHN HANCOCK CQS ASSET BACKED SECURITIES FUND | QUARTERLY REPORT	4

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	49,197,870	EUR	43,000,000	SSB	8/13/2026	—	$(405,146)
USD	3,138,887	EUR	2,750,000	SSB	8/31/2026	—	(35,670)
USD	2,682,644	GBP	2,000,000	SSB	8/13/2026	—	(12,824)
USD	2,306,956	GBP	1,730,000	SSB	8/28/2026	—	(24,600)
						—	$(478,240)

Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar

Derivatives Abbreviations
OTC	Over-the-counter
SSB	State Street Bank and Trust Company
5	JOHN HANCOCK CQS ASSET BACKED SECURITIES FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

Notes to Consolidated Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the Consolidated Fund’s investments as of July 31, 2026, by major security category or type:
	Total value at 7-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Collateralized mortgage obligations	$43,882,694	—	$43,882,694	—
Asset-backed securities	97,956,973	—	97,956,973	—
Profit participating notes	13,555,195	—	10,084,214	$3,470,981
Credit-linked notes	956,198	—	956,198	—
Purchased options	96,120	$96,120	—	—
Short-term investments	23,647,749	23,647,749	—	—
Total investments in securities	$180,094,929	$23,743,869	$152,880,079	$3,470,981
Liabilities
Reverse repurchase agreements	$(61,614,454)	—	$(61,614,454)	—
Derivatives:
Liabilities
Forward foreign currency contracts	(478,240)	—	(478,240)	—
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3, if any, represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities.
Profit participating notes
Balance as of 10-31-25	—
Purchases	—
Sales	—
Realized gain (loss)	—
Transfers into Level 3	$3,469,477
Net amortization of (premium) discount	—
Change in unrealized appreciation (depreciation)	1,504
Balance as of 7-31-26	$3,470,981
Change in unrealized appreciation (depreciation) at period end[1]	$1,504

|	6

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.
	Fair Value at 7-31-26	Valuation technique	Significant unobservable inputs	Input/Range*	Input weighted average*
Profit participating notes	$3,470,981	Transactions indicative of value	Prior/recent transactions	EUR 100.00	EUR 100.00
*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of July 31, 2026 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Prior/recent transactions	Increase	Decrease
Reverse repurchase agreements. The following table summarizes the open reverse repurchase agreements at 7-31-26:
Counterparty	Borrowing rate	Settlement date	Maturity date	Amount borrowed	Payable for reverse repurchase agreements
Barclays Bank PLC	4.885%	7-31-26	10-30-26	$(1,655,865)	$(1,656,090)
Barclays Bank PLC	5.029%	7-9-26	10-9-26	(4,120,584)	(4,133,823)
Barclays Bank PLC	5.045%	6-23-26	9-23-26	(1,071,709)	(1,077,566)
Barclays Bank PLC	5.049%	5-12-26	8-12-26	(3,662,489)	(3,704,096)
Barclays Bank PLC	5.070%	7-23-26	10-23-26	(1,868,879)	(1,871,248)
Barclays Bank PLC	5.080%	7-8-26	10-8-26	(4,992,888)	(5,009,797)
Barclays Bank PLC	5.185%	7-31-26	10-30-26	(1,251,264)	(1,251,444)
BNP Paribas SA	3.245%	7-31-26	10-30-26	(817,071)	(817,145)
BNP Paribas SA	3.345%	7-31-26	10-30-26	(1,127,549)	(1,127,654)
BNP Paribas SA	3.380%	6-23-26	9-23-26	EUR (1,270,065)	(1,469,884)
BNP Paribas SA	4.603%	7-31-26	10-30-26	$(333,101)	(333,143)
BNP Paribas SA	4.710%	7-31-26	10-30-26	GBP (490,897)	(661,692)
BNP Paribas SA	5.073%	7-31-26	10-30-26	$(1,879,699)	(1,879,964)
Royal Bank of Canada	3.010%	5-4-26	8-4-26	EUR (1,039,057)	(1,207,104)
Royal Bank of Canada	3.070%	5-11-26	8-11-26	(569,349)	(661,128)
Royal Bank of Canada	3.110%	5-4-26	8-4-26	(1,830,784)	(2,127,397)
Royal Bank of Canada	3.130%	7-8-26	10-8-26	(724,697)	(837,412)
Royal Bank of Canada	3.180%	7-21-26	8-26-26	(1,655,481)	(1,910,851)
Royal Bank of Canada	4.630%	6-24-26	9-24-26	$(10,659,366)	(10,711,461)
Societe Generale SA	3.295%	7-31-26	11-2-26	EUR (2,681,734)	(3,092,724)
Societe Generale SA	3.483%	7-21-26	10-21-26	(643,962)	(743,366)
UBS AG	3.132%	5-12-26	8-12-26	(1,046,612)	(1,215,388)
UBS AG	3.232%	5-12-26	8-12-26	(682,942)	(793,251)
UBS AG	3.282%	7-20-26	8-12-26	(1,078,605)	(1,245,140)
UBS AG	3.443%	7-28-26	10-28-26	(3,405,105)	(3,928,086)
UBS AG	3.643%	7-28-26	10-28-26	(1,723,023)	(1,987,702)
UBS AG	5.044%	5-11-26	8-11-26	$(2,053,149)	(2,076,738)
UBS AG	5.123%	7-8-26	10-8-26	(2,103,962)	(2,111,148)
UBS AG	5.124%	7-21-26	10-21-26	(1,968,929)	(1,972,012)
					$(61,614,454)
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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